Notes Payable (Details) (USD $)	6 Months Ended			0 Months Ended	6 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jan. 31, 2012	Jul. 19, 2012 TCA Global Credit Master Fund, L.P. [Member]	Jul. 31, 2012 TCA Global Credit Master Fund, L.P. [Member]	Jun. 29, 2012 TCA Global Credit Master Fund, L.P. [Member]	Jul. 31, 2012 TCA Global Credit Master Fund, L.P. [Member] Asset Monitoring [Member]	Jul. 31, 2012 TCA Global Credit Master Fund, L.P. [Member] Transaction Advisory [Member]	Jul. 31, 2012 TCA Global Credit Master Fund, L.P. [Member] Collection for Receivables Received within 30 Days of Invoice Date [Member]	Jul. 31, 2012 TCA Global Credit Master Fund, L.P. [Member] Collection for Receivables Received 31-60 Days of Invoice Date [Member]	Jul. 31, 2012 TCA Global Credit Master Fund, L.P. [Member] Collection for Receivables Received 61-90 Days of Invoice Date [Member]	Jul. 19, 2012 TCA Global Credit Master Fund, L.P. [Member] Due Diligence And Document Review [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 2,000,000
Amount borrowed						350,000
Maturity date					Jul. 18, 2013
Interest rate					12.00%
Interest rate when in default					18.00%
Debt conversion price, percent of average closing price					85.00%
Maximum percent of beneficial ownership after conversion, by holder					4.99%
Secured promissory note, discount	59,850		0		59,850
Prepayment penalty, percentage charged in first 180 days					5.00%
Prepayment penalty, percentage charged subsequent to 180 days					2.50%
Prepayment penalty, term threshhold					180 days
Debt instrument, fee commitment amount							1,500
Debt instrument, fee amount												25,000
Debt instrument, fee percentage								4.00%	0.875%	1.625%	2.25%
Payment of financing costs	57,575				57,575
Debt instrument, carrying amount				292,425
Deferred financing costs	$ 91,406				$ 100,000
Fee Facility Shares, shares issued				588,235
Fee Facility Shares, adjustment term from closing				12 months
Fee Facility Shares, number of payments in event shares cannot be monetized					6
Debt instrument terms, maximum percentage of stock towards employee stock option plans and acquisitions					15.00%